Note 18 - Non-controlling Interest (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of interests in subsidiaries [text block]
	March 31, 2018	March 31, 2017
Profit (loss) allocated to non-controlling interest
Just Ventures (a)	$9,603	$24,558
Just Energy Deutschland GmbH (b)	(305)	(72)
SWPro (b)	-	(15)
	$9,298	$24,471

Disclosure of detailed information of non-controlling interests [text block]
	Just Ventures	Just Energy Deutschland GmbH	SWPro
	(until August 1, 2017)
Summarized financial information for 2018:
Gross margin	$38,501	$82	$78
Selling and marketing expenses	13,829	2,148	477
Profit (loss) from operations	24,672	(2,106)	(399)
Cash flows provided by (used in) operating activities	24,672	(2,106)	(399)
Cash flows used in financing activities	(24,672)	-	-
Summarized financial information for 2017:	Just Ventures	Just Energy Deutschland GmbH	SWPro
Gross margin	$82,357	$5	$(43)
Selling and marketing expenses	34,264	235	100
Profit (loss) from operations	48,093	(349)	(143)
Cash flows provided by (used in) operating activities	48,093	(349)	(143)
Cash flows used in financing activities	(48,093)	-	-